Supplement to the
Fidelity Advisor® Dividend Growth Fund
Class Z
January 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Performance".

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Average Annual Returns".

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Class Z
Return Before Taxes	(0.57)%	9.04%
Return After Taxes on Distributions	(2.31)%	7.09%
Return After Taxes on Distributions and Sale of Fund Shares	1.07%	6.94%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	10.47%

(a)  From August 13, 2013

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Purchase and Sale of Shares

You may buy or sell shares through a retirement account if Class Z shares are available through your plan by contacting your employee benefit plan or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class Z shares are offered to (i) employee benefit plans investing through an intermediary, (ii) employee benefit plans not recordkept by Fidelity, and (iii) certain managed account programs. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program. Additional information regarding eligibility requirements is listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for Class Z shares.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Tax Information".

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares".

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares".

Eligibility

Class Z shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program; and

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee.

Please contact Fidelity or your investment professional for more information about Class Z shares.

Investors eligible to purchase Class Z shares may also be eligible to purchase other classes of shares of the fund that are not offered through this prospectus. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Each class has different expenses and features, as described in its prospectus. Certain classes may have higher expenses than Class Z shares.

Minimum Waivers

There is no minimum balance or purchase minimum for Class Z shares.

Effective December 12, 2016, the following information supplements similar information found in the "Shareholder Information" section under the heading "Selling Shares".

When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Exchanging Shares".

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Effective December 12, 2016, the following information supplements similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Tax Consequences".

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

ADGFZ-16-01 1.9585810.102	December 1, 2016

Supplement to the
Fidelity Advisor® Equity Growth Fund
Class Z
January 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Performance".

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Average Annual Returns".

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Class Z
Return Before Taxes	7.19%	13.59%
Return After Taxes on Distributions	6.65%	13.35%
Return After Taxes on Distributions and Sale of Fund Shares	4.52%	10.57%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)	5.09%	12.55%

(a)  From August 13, 2013

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

You may buy or sell shares through a retirement account if Class Z shares are available through your plan by contacting your employee benefit plan or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class Z shares are offered to (i) employee benefit plans investing through an intermediary, (ii) employee benefit plans not recordkept by Fidelity, and (iii) certain managed account programs. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program. Additional information regarding eligibility requirements is listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for Class Z shares.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Tax Information".

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares".

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares".

Class Z shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program; and

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee.

Please contact Fidelity or your investment professional for more information about Class Z shares.

Investors eligible to purchase Class Z shares may also be eligible to purchase other classes of shares of the fund that are not offered through this prospectus. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Each class has different expenses and features, as described in its prospectus. Certain classes may have higher expenses than Class Z shares.

Minimum Waivers

There is no minimum balance or purchase minimum for Class Z shares.

Effective December 12, 2016, the following information supplements similar information found in the "Shareholder Information" section under the heading "Selling Shares".

When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Exchanging Shares".

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® shares available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Effective December 12, 2016, the following information supplements similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Tax Consequences".

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

EPGZ-16-01 1.9880619.100	December 1, 2016

Supplement to the
Fidelity Advisor® Equity Income Fund
Class Z
January 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Performance" heading.

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Average Annual Returns" heading.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Class Z
Return Before Taxes	(3.99)%	4.55%
Return After Taxes on Distributions	(6.33)%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares	(0.48)%	3.45%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	(4.13)%	6.87%

(a)  From August 13, 2013

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

You may buy or sell shares through a retirement account if Class Z shares are available through your plan by contacting your employee benefit plan or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class Z shares are offered to (i) employee benefit plans investing through an intermediary, (ii) employee benefit plans not recordkept by Fidelity, and (iii) certain managed account programs. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program. Additional information regarding eligibility requirements is listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for Class Z shares.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Tax Information" heading.

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the "Buying Shares" heading.

Class Z shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program; and

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee.

Please contact Fidelity or your investment professional for more information about Class Z shares.

Investors eligible to purchase Class Z shares may also be eligible to purchase other classes of shares of the fund that are not offered through this prospectus. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Each class has different expenses and features, as described in its prospectus. Certain classes may have higher expenses than Class Z shares.

Minimum Waivers

There is no minimum balance or purchase minimum for Class Z shares.

Effective December 12, 2016, the following information supplements similar information found in the "Shareholder Information" section under the "Selling Shares" heading.

When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the "Exchanging Shares" heading.

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Effective December 12, 2016, the following information supplements similar information found in the "Shareholder Information" section under the "Dividends and Capital Gain Distributions" heading.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the "Tax Consequences" heading.

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

EPIZ-16-01 1.9880623.100	December 1, 2016

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class Z
January 29, 2016
Prospectus

Steven Wymer no longer serves as co-manager of the fund.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Performance" heading.

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Average Annual Returns" heading.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Class Z
Return Before Taxes	5.27%	11.83%
Return After Taxes on Distributions	2.93%	10.78%
Return After Taxes on Distributions and Sale of Fund Shares	4.98%	9.19%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	5.67%	13.07%

(a)  From August 13, 2013

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Kyle Weaver (portfolio manager) has managed the fund since July 2015.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

You may buy or sell shares through a retirement account if Class Z shares are available through your plan by contacting your employee benefit plan or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class Z shares are offered to (i) employee benefit plans investing through an intermediary, (ii) employee benefit plans not recordkept by Fidelity, and (iii) certain managed account programs. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program. Additional information regarding eligibility requirements is listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for Class Z shares.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Tax Information" heading.

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the "Buying Shares" heading.

Class Z shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program; and

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee.

Please contact Fidelity or your investment professional for more information about Class Z shares.

Investors eligible to purchase Class Z shares may also be eligible to purchase other classes of shares of the fund that are not offered through this prospectus. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Each class has different expenses and features, as described in its prospectus. Certain classes may have higher expenses than Class Z shares.

Minimum Waivers

There is no minimum balance or purchase minimum for Class Z shares.

Effective December 12, 2016, the following information supplements similar information found in the "Shareholder Information" section under the "Selling Shares" heading.

When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the "Exchanging Shares" heading.

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Effective December 12, 2016, the following information supplements similar information found in the "Shareholder Information" section under the "Dividends and Capital Gain Distributions" heading.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the "Tax Consequences" heading.

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Kyle Weaver is portfolio manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

GOZ-16-02 1.9857241.104	December 1, 2016

Supplement to the
Fidelity Advisor® Small Cap Fund
Class Z
January 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Performance".

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Average Annual Returns".

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015	Past 1 year	Life of class(a)
Class Z
Return Before Taxes	(1.25)%	8.03%
Return After Taxes on Distributions	(2.97)%	4.84%
Return After Taxes on Distributions and Sale of Fund Shares	0.68%	6.08%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	(4.41)%	4.68%

(a)  From August 13, 2013

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Purchase and Sale of Shares

You may buy or sell shares through a retirement account if Class Z shares are available through your plan by contacting your employee benefit plan or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class Z shares are offered to (i) employee benefit plans investing through an intermediary, (ii) employee benefit plans not recordkept by Fidelity, and (iii) certain managed account programs. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program. Additional information regarding eligibility requirements is listed in the Additional Information about the Purchase and Sale of Shares section of the prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for Class Z shares.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Tax Information".

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Additional Information about the Purchase and Sale of Shares".

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares".

Eligibility

Class Z shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program; and

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee.

Please contact Fidelity or your investment professional for more information about Class Z shares.

Investors eligible to purchase Class Z shares may also be eligible to purchase other classes of shares of the fund that are not offered through this prospectus. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Each class has different expenses and features, as described in its prospectus. Certain classes may have higher expenses than Class Z shares.

Minimum Waivers

There is no minimum balance or purchase minimum for Class Z shares.

Effective December 12, 2016, the following information supplements similar information found in the "Shareholder Information" section under the heading "Selling Shares".

When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Exchanging Shares".

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Effective December 12, 2016, the following information supplements information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Tax Consequences".

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

ASCFZ-16-01 1.9880617.100	December 1, 2016